Accounts Receivable, Net - Schedule of Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Expected Credit Loss [Abstract]
Balance as of beginning	$ 90,281
Addition	183,971	90,281
Reversal	(28,499)
Write-off due to bad debt
Ending balance	$ 245,753	$ 90,281